Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 23, 2015
Registrant Name	dei_EntityRegistrantName	ULTRA SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000732697
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 23, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
Ultra Series Fund | Aggressive Allocation Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000732697_SupplementTextBlock
Ultra Series Fund
Supplement dated November 23, 2015 to the Prospectus dated May 1, 2015

This Supplement dated November 23, 2015 amends the Prospectus of the Ultra Series Fund dated May 1, 2015 as supplemented October 19, 2015 and November 4, 2015.

Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Allocation Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The average annual total return chart on page 12 is deleted and replaced with the following:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor Periods Ended December 31, 2014
Ultra Series Fund | Aggressive Allocation Fund | S&P 500 Index (Since Inception 6/30/2006)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Ultra Series Fund | Aggressive Allocation Fund | S&P 500 Index (Since Inception 5/01/2009)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	18.73%
Ultra Series Fund | Aggressive Allocation Fund | Aggressive Allocation Fund Custom Index (Since Inception 5/01/2009)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Aggressive Allocation Fund Custom Index
1 Year	rr_AverageAnnualReturnYear01	8.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.72%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%	[1]
Ultra Series Fund | Aggressive Allocation Fund | Aggressive Allocation Fund Custom Index (Since Inception 6/30/2006)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Aggressive Allocation Fund Custom Index
1 Year	rr_AverageAnnualReturnYear01	8.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.72%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%	[1]
Ultra Series Fund | Aggressive Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class I Shares
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	10.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006
Ultra Series Fund | Aggressive Allocation Fund | Class II
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class II Shares
1 Year	rr_AverageAnnualReturnYear01	7.19%
5 Years	rr_AverageAnnualReturnYear05	10.06%
Since Inception	rr_AverageAnnualReturnSinceInception	13.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009

[1]	The Aggressive Allocation Fund Custom Index consists of 64% Russell 3000® Index, 16% MSCI AWCI ex-USA Index and 20% BarclaysU.S. Aggregate Bond Index.